Note 7 - Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2016	2015
Deferred tax assets:
NOL carryover	$274,526	$145,914
Valuation allowance	(274,526)	(145,914)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,	December 31,
	2016	2015
Income tax benefit at statutory rate (35%)	$(96,084)	$(51,070)
Valuation allowance	96,084	51,070
	$-	$-